SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings Per Share [Abstract]
Net loss	$ (7,876)	$ 20,115	$ (89,931)
Weighted average common shares outstanding - Basic	45,518,000	45,518,000
Weighted average common shares outstanding - Diluted	45,518,000	45,518,000
Earnings (loss) per share - basic	$ (0.00)	$ 0.00
Earnings (loss) per share - diluted	$ (0.00)	$ 0.00